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                                 SchwabFunds(R)
                              101 Montgomery Street
                             San Francisco, CA 94104

                                  March 2, 2007
VIA EDGAR

Securities and Exchange Commission
Judiciary Plaza
450 Fifth Street, N.W.
Washington, D.C.  20549

Re:     Schwab Investments
        File Nos. 33-37459 and 811-6200

Dear Sir or Madam:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, the Prospectus and Statement of Additional Information, dated February 28, 2007 for the Schwab Global Real Estate Fund do not differ from those filed in the most recent Post-Effective Amendment No.68, which was filed electronically.


Sincerely,
s/Steven Schantz
Steven Schantz
Vice President and Senior Counsel
Charles Schwab Investment Management, Inc.